Schedule of Investments – Virtus Biotech Clinical Trials ETF (Formerly, Virtus LifeSci Biotech Clinical Trials ETF)

January 31, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.8%

Health Care - 99.8%
4D Molecular Therapeutics, Inc.*	25,989	$230,263
AbCellera Biologics, Inc. (Canada)*(1)	77,824	281,723
Allogene Therapeutics, Inc.*	186,572	343,293
Altimmune, Inc.*	53,460	299,376
Alumis, Inc.*	24,519	600,961
Amylyx Pharmaceuticals, Inc.*	21,505	307,307
AnaptysBio, Inc.*	6,268	297,166
Annexon, Inc.*	56,685	353,714
Apogee Therapeutics, Inc.*	3,655	239,439
Arbutus Biopharma Corp.*	59,815	247,036
Arcellx, Inc.*(1)	3,919	267,707
Arcus Biosciences, Inc.*	13,085	275,308
ArriVent Biopharma, Inc.*(1)	11,537	259,467
Arvinas, Inc.*	22,396	299,659
Assembly Biosciences, Inc.*	7,804	201,148
AtaiBeckley, Inc. (Germany)*(1)	65,670	246,919
Beam Therapeutics, Inc.*	10,298	284,431
Belite Bio, Inc.*(1)(2)	1,993	336,817
Bicara Therapeutics, Inc.*	15,244	256,099
Bicycle Therapeutics PLC (United Kingdom)*(2)	37,816	242,779
Biohaven Ltd.*	24,433	289,042
Capricor Therapeutics, Inc.*(1)	10,827	237,003
Celcuity, Inc.*(1)	2,677	292,917
Celldex Therapeutics, Inc.*	10,242	251,953
Centessa Pharmaceuticals PLC*(2)	10,626	261,081
CG oncology, Inc.*(1)	6,880	358,104
Cogent Biosciences, Inc.*	6,690	240,238
Compass Pathways PLC (United Kingdom)*(2)	41,800	279,642
Compass Therapeutics, Inc.*	54,598	349,427
Corvus Pharmaceuticals, Inc.*	33,658	696,721
Cullinan Therapeutics, Inc.*	23,635	282,675
Cytokinetics, Inc.*	4,498	284,229
CytomX Therapeutics, Inc.*	67,237	382,579
Definium Therapeutics, Inc.*	22,449	378,939
Denali Therapeutics, Inc.*(1)	15,668	340,622
Dianthus Therapeutics, Inc.*	6,688	357,072
Disc Medicine, Inc.*	3,068	237,218
Dyne Therapeutics, Inc.*	14,621	261,570
Edgewise Therapeutics, Inc.*	11,928	335,773
Engene Holdings, Inc. (Canada)*	33,300	317,349
Enliven Therapeutics, Inc.*(1)	16,709	441,953
Erasca, Inc.*	78,256	822,471
EyePoint, Inc.*	17,620	238,222
Fulcrum Therapeutics, Inc.*	21,670	232,519
GH Research PLC (Ireland)*(1)	21,612	338,444
Gossamer Bio, Inc.*	78,256	178,424
Ideaya Biosciences, Inc.*	8,280	266,533
Immatics NV (Germany)*	28,060	267,973
Immunome, Inc.*	14,395	354,405
Immunovant, Inc.*	10,663	277,238
Inhibrx Biosciences, Inc.*	3,540	269,996
Intellia Therapeutics, Inc.*(1)	31,233	410,714
Invivyd, Inc.*	121,433	211,293
Ironwood Pharmaceuticals, Inc.*	78,695	384,819
Jade Biosciences, Inc.(1)	18,807	293,577
Janux Therapeutics, Inc.*	18,414	252,456
Keros Therapeutics, Inc.*	13,097	234,567
Security Description	Shares	Value
COMMON STOCKS (continued)

Health Care (continued)
Kodiak Sciences, Inc.*	11,832	$269,415
Kymera Therapeutics, Inc.*(1)	3,141	228,319
Lexeo Therapeutics, Inc.*	28,837	213,682
Liquidia Corp.*(1)	8,439	357,729
Maze Therapeutics, Inc.*(1)	7,250	315,955
MBX Biosciences, Inc.*(1)	9,436	347,717
MeiraGTx Holdings PLC*	31,584	240,354
Mereo Biopharma Group PLC (United Kingdom)*(2)	129,828	57,124
Mineralys Therapeutics, Inc.*	7,634	235,814
Monopar Therapeutics, Inc.*	3,775	227,935
Monte Rosa Therapeutics, Inc.*	17,272	354,421
MoonLake Immunotherapeutics*	19,048	298,482
Nektar Therapeutics*	5,150	192,250
Neurogene, Inc.*(1)	13,466	237,810
Newamsterdam Pharma Co. NV (Netherlands)*	7,563	235,361
Nurix Therapeutics, Inc.*	14,772	244,033
Nuvalent, Inc. Class A*(1)	2,688	276,568
Olema Pharmaceuticals, Inc.*	8,524	219,237
Omeros Corp.*(1)	27,759	324,503
ORIC Pharmaceuticals, Inc.*	30,034	308,149
Oruka Therapeutics, Inc.*(1)	9,334	319,503
Palvella Therapeutics, Inc.*	2,857	219,103
Pharvaris NV (Netherlands)*	11,661	315,430
Praxis Precision Medicines, Inc.*	1,047	328,758
Precigen, Inc.*	76,349	342,807
Prime Medicine, Inc.*(1)	68,714	261,800
ProKidney Corp.*(1)	127,478	252,406
Protagonist Therapeutics, Inc.*	2,955	241,719
Prothena Corp. PLC (Ireland)*	27,194	239,579
Rapport Therapeutics, Inc.*	9,308	247,686
RAPT Therapeutics, Inc.*	7,656	441,598
Recursion Pharmaceuticals, Inc. Class A*(1)	65,064	272,618
REGENXBIO, Inc.*	20,313	226,693
Relay Therapeutics, Inc.*	35,085	268,751
Replimune Group, Inc.*	27,675	194,555
Revolution Medicines, Inc.*	3,570	346,112
Rezolute, Inc.*	156,515	522,760
Rigel Pharmaceuticals, Inc.*	6,909	240,848
Rocket Pharmaceuticals, Inc.*	83,104	289,202
Sana Biotechnology, Inc.*	54,810	242,808
Savara, Inc.*	40,711	219,839
Scholar Rock Holding Corp.*	6,011	266,528
Septerna, Inc.*	11,074	258,467
Sionna Therapeutics, Inc.*	6,587	278,367
Soleno Therapeutics, Inc.*	5,418	208,918
Spyre Therapeutics, Inc.*	8,380	267,992
Stoke Therapeutics, Inc.*(1)	8,699	263,928
Structure Therapeutics, Inc.*(2)	4,201	371,578
Summit Therapeutics, Inc.*(1)	16,034	232,172
Tango Therapeutics, Inc.*	30,131	349,821
Taysha Gene Therapies, Inc.*	48,657	219,443
Tectonic Therapeutic, Inc.*(1)	14,256	284,977
Terns Pharmaceuticals, Inc.*	6,261	216,631
Tyra Biosciences, Inc.*	12,450	383,709
uniQure NV (Netherlands)*	14,441	328,100
Upstream Bio, Inc.*(1)	10,379	322,579

Schedule of Investments - Virtus Biotech Clinical Trials ETF (Formerly, Virtus LifeSci Biotech Clinical Trials ETF) (continued)

January 31, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)

Health Care (continued)
Vaxcyte, Inc.*	6,332	$339,205
Ventyx Biosciences, Inc.*	34,399	479,866
Vera Therapeutics, Inc.*	5,657	244,722
Verastem, Inc.*	29,315	178,822
Viking Therapeutics, Inc.*	7,597	220,617
Vir Biotechnology, Inc.*	42,110	313,298
Viridian Therapeutics, Inc.*	8,719	287,727
WaVe Life Sciences Ltd.*	17,012	220,135
Xencor, Inc.*	17,053	206,171
Xenon Pharmaceuticals, Inc. (Canada)*	6,393	262,177
Xeris Biopharma Holdings, Inc.*	39,291	289,182
Zenas Biopharma, Inc.*(1)	6,941	127,506
Zymeworks, Inc.*	11,057	249,114
Total Health Care		36,671,555
Total Common Stocks
(Cost $30,819,416)		36,671,555
SECURITIES LENDING COLLATERAL - 3.2%
Money Market Fund - 3.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(3)(4)
(Cost $1,165,588)	1,165,588	1,165,588

TOTAL INVESTMENTS - 103.0%
(Cost $31,985,004)		37,837,143
Liabilities in Excess of Other Assets - (3.0)%		(1,085,125)
Net Assets - 100.0%		$36,752,018

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $5,016,151; total market value of collateral held by the Fund was $5,355,320. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $4,189,732.
(2)	American Depositary Receipts.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of January 31, 2026.

Schedule of Investments - Virtus Biotech Clinical Trials ETF (Formerly, Virtus LifeSci Biotech Clinical Trials ETF) (continued)

January 31, 2026 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$36,671,555	$—	$—	$36,671,555
Money Market Fund	1,165,588	—	—	1,165,588
Total	$37,837,143	$—	$—	$37,837,143